Note 20 - Carrying value of the Groups assets pledged as collateral for liabilities or contingent liabilities (Detail) - Carrying Value of the Assets Pledged as Collateral [Member] - EUR (€)
€ in Millions
		Dec. 31, 2020	Dec. 31, 2019
Carrying Value of the Assets Pledged as Collateral [Line Items]
Financial assets at fair value through profit or loss	[1]	€ 47,553	€ 36,686
Financial assets at fair value through other comprehensive income	[1]	7,858	2,943
Loans	[1]	77,433	70,323
Other	[1]	1,257	1,617
Total	[1]	€ 134,101	€ 111,570

[1]	Excludes assets pledged as collateral from transactions that do not result in liabilities or contingent liabilities.